Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ratios to Average Limited Partners' Capital:
Net asset value per Unit, beginning of year	$ 18.95
Net asset value per Unit, end of year	17.59	$ 18.95
Limited Partners [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.31)	$ 1.13	$ 3.61
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.70%)	(6.50%)	(6.60%)
Operating expenses before incentive fees	5.60%	5.60%	5.90%
Incentive fees	0.30%	0.90%	0.70%
Operating expenses after incentive fees	5.90%	6.50%	6.60%
Net investment loss	$ (1.05)	$ (1.25)	$ (1.09)
Net increase (decrease) for the year	(1.36)	(0.12)	2.52
Net asset value per Unit, beginning of year	18.95	19.07	16.55
Net asset value per Unit, end of year	$ 17.59	$ 18.95	$ 19.07
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.70%)	(6.50%)	(6.60%)
Operating expenses before incentive fees	5.60%	5.60%	5.90%
Incentive fees	0.30%	0.90%	0.70%
Operating expenses after incentive fees	5.90%	6.50%	6.60%
Total return:
Total return before incentive fees	(6.90%)	0.30%	15.90%
Incentive fees	(0.30%)	(0.90%)	(0.70%)
Total return after incentive fees	(7.20%)	(0.60%)	15.20%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Ratios to Average Limited Partners' Capital:
Net asset value per Unit, beginning of year	$ 27.93
Net asset value per Unit, end of year	23.54	$ 27.93
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Limited Partners [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (2.96)	$ (0.51)	$ 5.34
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.50%)	(5.80%)	(6.30%)
Operating expenses before incentive fees	5.70%	5.80%	6.30%
Operating expenses after incentive fees	5.70%	5.80%	6.30%
Net investment loss	$ (1.43)	$ (1.74)	$ (1.64)
Net increase (decrease) for the year	(4.39)	(2.25)	3.70
Net asset value per Unit, beginning of year	27.93	30.18	26.48
Net asset value per Unit, end of year	$ 23.54	$ 27.93	$ 30.18
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.50%)	(5.80%)	(6.30%)
Operating expenses before incentive fees	5.70%	5.80%	6.30%
Operating expenses after incentive fees	5.70%	5.80%	6.30%
Total return:
Total return before incentive fees	(15.70%)	(7.50%)	14.00%
Total return after incentive fees	(15.70%)	(7.50%)	14.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Ratios to Average Limited Partners' Capital:
Net asset value per Unit, beginning of year	$ 11.54
Net asset value per Unit, end of year	10.92	$ 11.54
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Limited Partners [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.05)	$ (1.51)	$ 0.77
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.10%)	(4.70%)	(5.50%)
Operating expenses before incentive fees	5.20%	4.70%	5.40%
Incentive fees			0.10%
Operating expenses after incentive fees	5.20%	4.70%	5.50%
Net investment loss	$ (0.57)	$ (0.57)	$ (0.79)
Net increase (decrease) for the year	(0.62)	(2.08)	(0.02)
Net asset value per Unit, beginning of year	11.54	13.62	13.64
Net asset value per Unit, end of year	$ 10.92	$ 11.54	$ 13.62
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.10%)	(4.70%)	(5.50%)
Operating expenses before incentive fees	5.20%	4.70%	5.40%
Incentive fees			0.10%
Operating expenses after incentive fees	5.20%	4.70%	5.50%
Total return:
Total return before incentive fees	(5.40%)	(15.30%)	0.00%
Incentive fees			(0.10%)
Total return after incentive fees	(5.40%)	(15.30%)	(0.10%)
Ceres Tactical Currency L.P. [Member]
Ratios to Average Limited Partners' Capital:
Net asset value per Unit, beginning of year	$ 9.92
Net asset value per Unit, end of year	8.84	$ 9.92
Ceres Tactical Currency L.P. [Member] | Limited Partners [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.52)	$ 2.16	$ 1.63
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.80%)	(8.00%)	(7.00%)
Operating expenses before incentive fees	5.20%	5.10%	5.40%
Incentive fees	0.80%	2.90%	1.60%
Operating expenses after incentive fees	6.00%	8.00%	7.00%
Net investment loss	$ (0.56)	$ (0.73)	$ (0.53)
Net increase (decrease) for the year	(1.08)	1.43	1.10
Net asset value per Unit, beginning of year	9.92	8.49	7.39
Net asset value per Unit, end of year	$ 8.84	$ 9.92	$ 8.49
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.80%)	(8.00%)	(7.00%)
Operating expenses before incentive fees	5.20%	5.10%	5.40%
Incentive fees	0.80%	2.90%	1.60%
Operating expenses after incentive fees	6.00%	8.00%	7.00%
Total return:
Total return before incentive fees	(10.10%)	19.90%	16.60%
Incentive fees	(0.80%)	(3.10%)	(1.70%)
Total return after incentive fees	(10.90%)	16.80%	14.90%